Vessels, Net - Summary of Vessels, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessel cost, Balance	$ 828,725,482	$ 698,729,462
Vessel cost, Additions	15,586,855	129,996,020
Vessel cost, Impairment loss	(23,576,347)
Vessel cost, Vessel total loss	(59,974,904)
Vessel cost, Disposals	(34,795,758)
Vessel cost, Transfer to Assets held for sale	(24,945,022)
Vessel cost, Balance	701,020,306	828,725,482	$ 698,729,462
Accumulated Depreciation, Balance	(220,511,066)	(194,434,379)
Accumulated Depreciation, Impairment loss	23,087,947
Accumulated Depreciation, Vessel Total Loss	2,807,728
Accumulated Depreciation, Disposals	10,261,378
Accumulated Depreciation, Depreciation for the year	(25,252,476)	(26,076,687)
Accumulated Depreciation, Balance	(209,606,489)	(220,511,066)	(194,434,379)
Net Book Value, Balance	608,214,416	504,295,083
Net Book Value, Additions	15,586,855	129,996,020
Net Book Value, Impairment loss	(488,400)	0	(2,816,873)
Net Book Value, Vessel Total Loss	57,167,176
Net Book Value, Disposals	(24,534,380)
Net Book Value, Transfer to Assets held for sale	(24,945,022)
Net Book Value, Depreciation for the year	(25,252,476)	(26,076,687)	(23,707,797)
Net Book Value, Balance	$ 491,413,817	$ 608,214,416	$ 504,295,083